Commitments and contingencies - Summary of guarantees, acceptances and credit commitments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Guarantees
Outstanding guarantees		₩ 15,315,381	₩ 12,503,445
Contingent guarantees		5,068,782	4,337,751
ABS and ABCP purchase agreements		2,123,665	1,533,047
Subtotal		22,507,828	18,374,243
Commitments to extend credit
Loan commitments in won		93,064,772	88,913,555
Loan commitments in foreign currency		28,613,692	26,970,371
Unused credit commitments		90,700,766	90,832,893
Other agreements	[1]	6,601,564	5,362,051
Subtotal		218,980,794	212,078,870
Endorsed bills
Secured endorsed bills		1,367	44
Unsecured endorsed bills		11,937,894	10,519,665
Subtotal		11,939,261	10,519,709
Total		₩ 253,427,883	₩ 240,972,822

[1]	Unused credit commitments provided to the card customers are included, the amounts are W90,452,012 million for the year ended December 31, 2022 and W90,832,893 million for the year ended December 31, 2023.